Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

in EUR	12/31/2021	12/31/2020
Raw materials and supplies	19,578,604	10,674,829
Work in progress	1,642,247	693,357
Finished goods and merchandise	14,628,795	5,887,869
Inventories	35,849,646	17,256,055